Long-term Payables Other - Summary of Long-term Payables - Other (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other non-current payables [abstract]
Payables related to acquisition of frequency usage rights	₩ 1,611,010	₩ 1,141,723
Other		631
Other non current payables	₩ 1,611,010	₩ 1,142,354